UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F
                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   June 30, 2012

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    Holowesko Partners Ltd.
Address: Shipston House, Lyford Cay
         P.O. Box N-7776
         Nassau, Bahamas, Bahamas



Form 13F File Number: 028-13025

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Gregory P. Cleare
Title:   Vice President and Chief Financial Officer
Phone:   242-362-7800


Signature, Place, and Date of Signing:


/s/GREGORY P. CLEARE         Nassau, Bahamas                August 7, 2012
[Signature]                  [City,State]                  [Date]


Report Type (Check only one.):
[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




                          FORM 13F SUMMARY PAGE



 Report Summary:


 Number of Other Included Managers:           0
 Form 13F Information Table Entry Total:      39
 Form 13F Information Table Value Total:      909,512

                                              (thousands)


 List of Other Included Managers:

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      Form 13F
 No.  File Number  Name


                                                     FORM 13F INFORMATION TABLE
                                                 FOR THE PERIOD ENDED   06/30/2012
                                           REPORTING MANAGER:   HOLOWESKO PARTNERS LTD.
------------------------------------------------------------------------------------------------------------------------------------
            COLUMN 1                 COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6 COLUMN 7        COLUMN 8

------------------------------------------------------------------------------------------------------------------------------------
                                                              VALUE    SHRS OR   SH/  PUT/ INVEST- OTHER       VOTING AUTHORITY
          NAME OF ISSUER            TITLE OF CLASS   CUSIP   (x$1000)   PRN AMT  PRN  CALL MENT    MANA-
                                                                                           DISCRE- GERS    SOLE    SHARED       NONE
                                                                                           TION
------------------------------------------------------------------------------------------------------------------------------------
3M CO                              COM             88579Y101     38214     426500 SH       SOLE          426500         0         0
BANK OF AMERICA CORPORATION        COM             060505104     22079    2699145 SH       SOLE         2699145         0         0
CAPITOL FED FINL INC               COM             14057J101     14375    1210000 SH       SOLE         1210000         0         0
CHICAGO BRIDGE & IRON CO N V       N Y REGISTRY SH 167250109     21258     560000 SH       SOLE          560000         0         0
CHINA MOBILE LIMITED               SPONSORED ADR   16941M109     22292     407750 SH       SOLE          407750         0         0
CISCO SYS INC                      COM             17275R102     31284    1822000 SH       SOLE         1822000         0         0
CLOROX CO DEL                      COM             189054109       507       7000 SH       SOLE            7000         0         0
COCA COLA CO                       COM             191216100     44602     570429 SH       SOLE          570429         0         0
CORNING INC                        COM             219350105     22977    1777000 SH       SOLE         1777000         0         0
DEVON ENERGY CORP NEW              COM             25179M103     46922     809141 SH       SOLE          809141         0         0
E M C CORP MASS                    COM             268648102     30628    1195000 SH       SOLE         1195000         0         0
EXXON MOBIL CORP                   COM             30231G102     21889     255800 SH  PUT  SOLE               0         0         0
EXXON MOBIL CORP                   COM             30231G102     45866     536008 SH       SOLE          536008         0         0
GENERAL DYNAMICS CORP              COM             369550108     39444     598000 SH       SOLE          598000         0         0
HALLIBURTON CO                     COM             406216101     19405     683500 SH       SOLE          683500         0         0
HEINZ H J CO                       COM             423074103       408       7500 SH       SOLE            7500         0         0
HONEYWELL INTL INC                 COM             438516106     31215     559000 SH       SOLE          559000         0         0
INTL PAPER CO                      COM             460146103     40619    1405000 SH       SOLE         1405000         0         0
JOHNSON & JOHNSON                  COM             478160104     45194     668943 SH       SOLE          668943         0         0
KIMBERLY CLARK CORP                COM             494368103      1039      12400 SH       SOLE           12400         0         0
KRAFT FOODS INC                    CL A            50075N104       483      12500 SH       SOLE           12500         0         0
MEAD JOHNSON NUTRITION CO          COM             582839106     37920     471000 SH       SOLE          471000         0         0
MEDTRONIC INC                      COM             585055106     34276     885000 SH       SOLE          885000         0         0
MERCK & CO INC NEW                 COM             58933Y105     35321     846000 SH       SOLE          846000         0         0
MICROSOFT CORP                     COM             594918104     47093    1539486 SH       SOLE         1539486         0         0
NOVARTIS A G                       SPONSORED ADR   66987V109     21801     390000 SH       SOLE          390000         0         0
NUCOR CORP                         COM             670346105     21982     580000 SH       SOLE          580000         0         0
PEP BOYS MANNY MOE & JACK          COM             713278109      5391     544500 SH       SOLE          544500         0         0
PEPSICO INC                        COM             713448108     30914     437500 SH       SOLE          437500         0         0
PETROCHINA CO LTD                  SPONSORED  ADR  71646E100     19881     153950 SH       SOLE          153950         0         0
PFIZER INC                         COM             717081103     30935    1345000 SH       SOLE         1345000         0         0
PLUM CREEK TIMBER CO INC           COM             729251108     35525     894848 SH       SOLE          894848         0         0
RESEARCH IN MOTION LTD             COM             760975102        74      10000 SH       SOLE           10000         0         0
ROYAL DUTCH SHELL PLC              SPONS ADR A     780259206       674      10000 SH       SOLE           10000         0         0
TAIWAN SEMICONDUCTOR MFG LTD       SPONSORED ADR   874039100       419      30000 SH       SOLE           30000         0         0
US BANCORP DEL                     COM NEW         902973304     22284     692900 SH       SOLE          692900         0         0
VODAFONE GROUP PLC NEW             SPONS ADR NEW   92857W209       451      16000 SH       SOLE           16000         0         0
WASTE MGMT INC DEL                 COM             94106L109       568      17000 SH       SOLE           17000         0         0
WELLS FARGO & CO NEW               COM             949746101     23308     697000 SH       SOLE          697000         0         0
                                                     ------------------
                                   GRAND TOTAL                  909512
